Long-Term Debt - Schedule of Cumulative Maturities of Long-Term Obligations (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020 (remaining three months)	$ 240,863
2021	963,450	$ 1,010,570
2022	963,450	1,010,570
2023	963,450	1,010,570
2024	963,450	1,010,570
Thereafter	4,958,849	4,228,674
Total	$ 9,053,512	$ 9,281,525	$ 1,711,681